PROFIT ON DISPOSAL OF INVESTMENTS AND ASSETS AS FOLLOWS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
PROFIT ON DISPOSAL OF INVESTMENTS AND ASSETS AS FOLLOWS
Profit on disposal of investment in Mountain Capital, LLC, doing business as Arrow Media Solutions	$ 34,321	$ 0
Profit on disposal of Crystal Magic, Inc.	1,186,685	0
Profit on disposal of the assets of Propell Shops	4,586	0
Total Profit on disposal of investments and assets	$ 1,225,592	$ 0